Leases - Schedule of Supplemental Balance Sheet Information (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Schedule of Supplemental Balance Sheet Information [Abstract]
Right-of-use assets	$ 1,639,652	$ 104,223
Operating lease liabilities - current	386,590	84,492
Operating lease liabilities - non-current	1,253,062
Total operating lease liabilities	$ 1,639,652	$ 84,492